Income Taxes - Narrative (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax provision					$ 0	$ 0
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Operating loss carryforwards					$ 118,500
Operating loss carryforward, subject to expiration					9,600
Operating loss carryforward, not subject to expiration					108,900
Unrecognized tax benefits					$ 3,675	$ 2,579	$ 0